INVENTORIES, NET	12 Months Ended
Dec. 31, 2018
INVENTORIES, NET
INVENTORIES, NET

NOTE 4:       INVENTORIES, NET

	December 31,
	2018	2017
	$	$

Raw materials, parts and supplies	1,105	1,707
Finished products	2,064	3,169

	3,169	4,876

As of December 31, 2018 and 2017, inventory is presented net of write offs for slow inventory in the amount of approximately $1,527 and $232, respectively.